Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carrying forward		¥ 129,735	¥ 131,486
Allowance for credit losses		269,427	247,404
Payroll and accrued expenses		4,011	7,750
Deductible advertisement expenses			881
Long-term equity investment impairment		62,945	62,945
Intangible assets	[1]	19,179	20,949
Accounts payable written off		(92,389)	(88,262)
Gross deferred tax assets		392,908	383,153
Less: valuation allowance		(392,908)	(383,153)	¥ (393,786)	¥ (390,721)
Net deferred tax assets

[1]	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.